SHORT-TERM BORROWINGS - Due to related party (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2020 CNY (¥)
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 1,447,120	¥ 9,010,525	¥ 10,230,746
Short Term Borrowings One [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 0	¥ 5,008,640	0
Debt Instrument, Maturity Date	Dec. 19, 2019
Debt Instrument, Interest Rate Percentage		5.65%
Short Term Borrowings Two [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 0	¥ 4,001,885	0
Debt Instrument, Maturity Date	Mar. 27, 2020
Debt Instrument, Interest Rate Percentage		5.65%
Short Term Borrowings Three [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 708,463	¥ 0	5,008,640
Debt Instrument, Maturity Date	Dec. 19, 2020
Debt Instrument, Interest Rate Percentage	5.65%
Short Term Borrowings Four [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 566,090	0	4,002,106
Debt Instrument, Maturity Date	Mar. 25, 2021
Debt Instrument, Interest Rate Percentage	4.55%
Short Term Borrowings Five [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 63,652	0	450,000
Debt Instrument, Maturity Date	Sep. 24, 2020
Short Term Borrowings Six [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 108,915	¥ 0	¥ 770,000
Debt Instrument, Maturity Date	Dec. 31, 2020